Toyota Motor Corporation Shareholders' Equity Per Share (Detail) In Millions, except Share data in Thousands, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Shares issued and outstanding at the end of the year (excluding treasury stock)	3,167,429	3,167,429	3,166,810
Total Toyota Motor Corporation shareholders' equity	$ 129,166	¥ 12,148,035	¥ 10,550,261
Toyota Motor Corporation Shareholders' equity per share	$ 40.78	¥ 3,835.30	¥ 3,331.51